GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 136	$ 125	$ 277	$ 264
Management fees	80	77	161	149
Professional fees	42	35	77	61
Facilities and technology	12	13	28	25
Transaction costs	21	19	40	14
Other	39	39	81	81
Total general and administrative expense	$ 330	$ 308	$ 664	$ 594